Business Combination - Additional Information (Detail) (Seahawk, USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 27, 2011 Rig	Dec. 31, 2011
Business Acquisition [Line Items]
Number of jackup rigs acquired	20
Total Purchase Price	$ 150,329,000
Cash paid	25,000,000
Issuance of common stock (in shares)	22.1
Stock price (in dollars per share)	$ 5.68
Transaction costs		3,600,000
General and Administrative Expense [Member]
Business Acquisition [Line Items]
Transaction costs		3,400,000
Operating Expense [Member]
Business Acquisition [Line Items]
Transaction costs		$ 200,000